Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Yingxi Industrial Chain Group Co Ltd [Member]
Subsequent Events

NOTE 12 –SUBSEQUENT EVENTS

The Company has analyzed its operations subsequent to June 30, 2017, through the date these financials were approved to be issued, and has determined that it does not have any material events.

NOTE 12 – SUBSEQUENT EVENTS

The Company has analyzed its operations subsequent to June 30, 2017, through the date these financials were approved to be issued, and has determined that it does not have any material events.